New standards issued but not yet effective (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [Line Items]
Increase (decrease) deferred tax liabilities	$ 3,601	$ 3,503
Deferred tax assets	2,766	3,375
Retained earnings	34,511	33,337
Profit/(loss) after tax	13,076	22,575	$ 10,400
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [Line Items]
Increase (decrease) deferred tax liabilities	(437)
Deferred tax assets	30
Retained earnings	459
Profit/(loss) after tax	(28)
Increase (decrease) due to changes in accounting policy required by IFRSs | Depreciation Of Closure And Right Of Use Assets And Settlement Of Close And Lease Liabilities
Disclosure of initial application of standards or interpretations [Line Items]
Profit/(loss) after tax	84	22
Increase (decrease) due to changes in accounting policy required by IFRSs | Derecognition Of Deferred Tax Assets
Disclosure of initial application of standards or interpretations [Line Items]
Profit/(loss) after tax	(112)	$ 0
Increase (decrease) due to changes in accounting policy required by IFRSs | Close down and restoration/ environmental
Disclosure of initial application of standards or interpretations [Line Items]
Increase (decrease) deferred tax liabilities	922
Increase (decrease) due to changes in accounting policy required by IFRSs | Lease liabilities
Disclosure of initial application of standards or interpretations [Line Items]
Increase (decrease) deferred tax liabilities	140
Increase (decrease) due to changes in accounting policy required by IFRSs | Capitalised development expenditure
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax assets	1,400
Increase (decrease) due to changes in accounting policy required by IFRSs | Right-of-use assets
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax assets	$ 149